Taxes Payable (Tables)	12 Months Ended
Jun. 30, 2025
Taxes Payable [Abstract]
Schedule of Taxes Payable

As of June 30, 2025 and 2024, taxes payable consisted of the following:

	As of June 30,
	2025	2024
Corporate income tax	3,613,389	$3,412,916
VAT	912,056	702,401
Related surcharges on VAT payable	1,839	58
IIT	948	174
Other tax	3,482	1,972
Taxes payable	4,531,714	$4,117,521